Finance Lease Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease receipts	$ 437	$ 480
Present value of minimum lease receipts	307	335
Less: unearned finance lease income	131	146
Less: unearned finance lease income	0	0
Add: unguaranteed residual value	0	0
Add: unguaranteed residual value	1	1
Total finance lease receivables	307	335
Current portion of finance lease receivables (Note 17)	30	30
Long-term portion of finance lease receivables	277	305
Within one year
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease receipts	48	48
Present value of minimum lease receipts	47	47
Second to fifth years inclusive
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease receipts	183	185
Present value of minimum lease receipts	156	159
More than five years
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease receipts	206	247
Present value of minimum lease receipts	$ 104	$ 129